Leases - Summary of Rights to Use Assets (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	€ 3,004
Closing balance	2,215	€ 3,004
Cost [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	4,920	4,737
Additions	91	765
Disposals	(41)	(39)
Transfers	(950)	(543)
Closing balance	4,020	4,920	€ 4,737
Accumulated depreciation [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	(1,916)	(1,390)
Disposals	41	39
Transfers	950	543
Depreciation charge	(880)	(1,109)
Closing balance	(1,805)	(1,916)	(1,390)
Property [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	2,174
Closing balance	1,744	2,174
Property [member] | Cost [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	3,001	2,810
Additions	24	191
Closing balance	3,025	3,001	2,810
Property [member] | Accumulated depreciation [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	(827)	(399)
Depreciation charge	(454)	(428)
Closing balance	(1,281)	(827)	(399)
Vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	263
Depreciation charge	(76)	(75)	(90)
Closing balance	213	263
Vehicles [member] | Cost [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	429	363
Additions	67	105
Disposals	(41)	(39)
Closing balance	454	429	363
Vehicles [member] | Accumulated depreciation [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	(165)	(90)
Disposals	41	39
Depreciation charge	(117)	(114)
Closing balance	(241)	(165)	(90)
Plant and Equipments [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	567
Depreciation charge	(309)	(567)	(555)
Closing balance	258	567
Plant and Equipments [member] | Cost [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	1,491	1,564
Additions		470
Transfers	(950)	(543)
Closing balance	541	1,491	1,564
Plant and Equipments [member] | Accumulated depreciation [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	(924)	(901)
Transfers	950	543
Depreciation charge	(309)	(567)
Closing balance	€ (283)	€ (924)	€ (901)